T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

July 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.3%
Common Stocks 4.3%
ANZ Group Holdings	1,093	21
Aristocrat Leisure	378	17
ASX	372	17
BHP Group	2,196	56
BlueScope Steel	555	8
Brambles	1,139	17
Commonwealth Bank of Australia	414	47
CSL	226	39
Downer EDI	4,811	21
Fortescue	1,048	12
Goodman Group	1,160	26
Macquarie Group	159	22
Medibank	4,758	16
National Australia Bank	973	24
Northern Star Resources	1,339	13
Suncorp Group	1,262	17
Telstra Group	5,857	19
Transurban Group	1,224	11
Westpac Banking	1,701	37
Woodside Energy Group	1,113	19
Xero (1)	219	25
Total Australia (Cost $484)		484
AUSTRIA 0.6%
Common Stocks 0.6%
BAWAG Group	359	45
Erste Group Bank	268	25
Total Austria (Cost $68)		70
BELGIUM 0.4%
Common Stocks 0.4%
Anheuser-Busch InBev	486	28
Argenx (1)	29	19
Total Belgium (Cost $50)		47
BRAZIL 0.9%
Common Stocks 0.9%
Itau Unibanco Holding, ADR (USD)	4,310	27
NU Holdings, Class A (USD) (1)	1,900	23
Petroleo Brasileiro - Petrobras, ADR (USD)	2,058	27
Vale, ADR (USD)	2,116	20
Total Brazil (Cost $98)		97

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CANADA 8.0%
Common Stocks 8.0%
Agnico Eagle Mines	268	33
Alimentation Couche-Tard	569	30
Brookfield	727	49
Cameco	148	11
Canadian National Railway	428	40
Canadian Natural Resources	1,142	36
Canadian Pacific Kansas City	591	44
Canadian Tire, Class A	99	13
Capstone Copper (1)	1,958	11
Constellation Software	12	42
Definity Financial	210	11
Element Fleet Management	666	17
Enbridge	819	37
Franco-Nevada	126	20
George Weston	101	19
Great-West Lifeco	942	35
Ivanhoe Mines, Class A (1)	1,189	9
Manulife Financial	683	21
Maple Leaf Foods	563	12
National Bank of Canada	919	96
Nutrien	271	16
Royal Bank of Canada	548	70
Shopify, Class A (1)	584	71
Suncor Energy	824	33
TC Energy	498	24
Toronto-Dominion Bank	690	50
Tourmaline Oil	240	10
Wheaton Precious Metals	252	23
WSP Global	90	19
Total Canada (Cost $893)		902
CHINA 8.5%
Common Stocks 8.5%
Alibaba Group Holding (HKD)	10,600	159
BeOne Medicines (HKD) (1)	800	18
BYD, Class A	1,800	26
China Construction Bank, Class H (HKD)	65,000	67
China Merchants Bank, Class H (HKD)	7,000	46
China Pacific Insurance Group, Class H (HKD)	12,400	50
CRRC, Class H (HKD)	27,000	19
Hongfa Technology, Class A	3,500	12
Industrial & Commercial Bank of China, Class H (HKD)	46,000	35
Jiangsu Hengrui Pharmaceuticals (HKD) (1)	2,000	20
NetEase (HKD)	1,400	37

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PDD Holdings, ADR (USD) (1)	452	51
Sany Heavy Industry, Class A	9,100	25
Tencent Holdings (HKD)	3,700	259
Tongcheng Travel Holdings (HKD)	6,000	15
Weichai Power, Class A	13,000	27
Xiaomi, Class B (HKD) (1)	9,400	63
Yum China Holdings (HKD)	300	14
Zijin Mining Group, Class H (HKD)	6,000	16
Total China (Cost $944)		959
DENMARK 0.9%
Common Stocks 0.9%
DSV	97	22
Novo Nordisk, Class B	1,292	60
Novonesis Novozymes B, Class B	263	17
Total Denmark (Cost $129)		99
FINLAND 0.9%
Common Stocks 0.9%
Mandatum	4,143	28
Sampo, Class A	3,871	42
Stora Enso, Class R	1,439	15
UPM-Kymmene	748	19
Total Finland (Cost $102)		104
FRANCE 7.6%
Common Stocks 7.6%
Air Liquide	289	57
Airbus	309	62
AXA	403	20
BNP Paribas	429	39
Cie de Saint-Gobain	231	27
Cie Generale des Etablissements Michelin	398	14
Danone	314	26
Dassault Systemes	497	16
Engie	725	16
EssilorLuxottica	107	32
Euronext	70	11
Hermes International	14	34
Legrand	172	25
L'Oreal	90	40
LVMH Moet Hennessy Louis Vuitton	120	64
Orange	974	15
Safran	181	60
Sanofi	591	53
Schneider Electric	231	60
Societe Generale	772	49
Thales	82	22

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
TotalEnergies	1,141	68
Vinci	313	44
Total France (Cost $850)		854
GERMANY 6.7%
Common Stocks 6.5%
adidas	96	18
Allianz	128	51
BASF	428	21
Bayer	367	11
Beiersdorf	141	17
Deutsche Boerse	80	23
Deutsche Telekom	2,207	79
DHL Group	323	14
E.ON	646	12
Fresenius SE & KGaA	315	15
Hannover Rueck	62	19
Infineon Technologies	746	29
Mercedes-Benz Group	227	13
Muenchener Rueckversicherungs-Gesellschaft	72	47
Rheinmetall	23	46
SAP	513	147
Scout24	119	16
Siemens	395	101
Siemens Energy (1)	223	26
Siemens Healthineers	371	20
Symrise	125	11
		736
Preferred Stocks 0.2%
Volkswagen	152	16
Total Germany (Cost $765)		752
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group	4,800	45
Hong Kong Exchanges & Clearing	400	21
Techtronic Industries	1,500	18
Total Hong Kong (Cost $82)		84
INDIA 4.6%
Common Stocks 2.5%
Axis Bank, GDR (USD)	313	19
HDFC Bank, ADR (USD)	725	56
ICICI Bank, ADR (USD)	2,261	76
Infosys, ADR (USD)	2,271	38
Larsen & Toubro, GDR (USD)	701	29
Mahindra & Mahindra, GDR (USD)	484	17

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Reliance Industries, GDR (USD) (2)	682	43
		278
Exchange-Traded Funds 2.1%
iShares MSCI India ETF (USD)	4,514	237
Total India (Cost $535)		515
INDONESIA 0.5%
Common Stocks 0.5%
Bank Central Asia	55,200	28
Bank Mandiri Persero	40,600	11
Bank Rakyat Indonesia Persero	66,900	15
Total Indonesia (Cost $57)		54
IRELAND 0.3%
Common Stocks 0.3%
Kingspan Group	167	14
Ryanair Holdings	529	15
Total Ireland (Cost $29)		29
ISRAEL 0.2%
Common Stocks 0.2%
CyberArk Software (USD) (1)	41	17
Total Israel (Cost $16)		17
ITALY 2.0%
Common Stocks 2.0%
Davide Campari-Milano	1,581	11
Enel	4,383	39
Ferrari	77	34
Generali	682	25
Intesa Sanpaolo	2,966	18
Leonardo	185	10
Terna - Rete Elettrica Nazionale	1,564	15
UniCredit	1,054	77
Total Italy (Cost $227)		229
JAPAN 15.1%
Common Stocks 15.1%
Ajinomoto	700	19
Asahi Group Holdings	1,700	22
Asics	1,400	33
Bridgestone	600	24
Chugai Pharmaceutical	800	38
Denso	1,400	19
Disco	100	30
Food & Life	300	15
FUJIFILM Holdings	800	17

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Fujitsu	800	17
Hamamatsu Photonics	1,000	12
Hitachi	2,900	89
Isetan Mitsukoshi Holdings	700	10
ITOCHU	600	31
Japan Post Bank	1,200	13
Japan Prime Realty Investment	23	15
Japan Tobacco	500	14
Kajima	700	18
KDDI	1,900	31
Keyence	100	36
Kyocera	1,000	12
Kyushu Railway	1,100	27
MatsukiyoCocokara	800	16
Mercari (1)	1,100	17
Mitsubishi	1,100	22
Mitsubishi Chemical Group	2,000	11
Mitsubishi Electric	1,800	40
Mitsubishi Estate	1,700	32
Mitsubishi UFJ Financial Group	6,400	88
Mitsui Fudosan	1,800	16
Mizuho Financial Group	500	15
NEC	1,100	32
Nintendo	600	50
Nippon Sanso Holdings	800	28
Nippon Steel	1,600	31
Open House Group	600	27
ORIX	1,100	25
Otsuka Holdings	300	14
Renesas Electronics	2,000	24
Resona Holdings	3,000	27
SBI Holdings	500	19
Seven & i Holdings	3,300	44
Shin-Etsu Chemical	1,400	40
SoftBank	14,000	20
SoftBank Group	500	38
Sony Group	3,700	89
Sumitomo	1,300	33
Sumitomo Mitsui Trust Group	900	24
Sysmex	1,000	16
T&D Holdings	700	17
Taiheiyo Cement	1,800	44
Takeda Pharmaceutical	800	22
Toho	300	19
Tokio Marine Holdings	1,400	56
Tokyo Electron	100	16
Toyota Motor	4,700	84

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trial Holdings	900	14
Unicharm	1,500	10
Yaskawa Electric	700	15
Yokogawa Electric	800	21
Total Japan (Cost $1,707)		1,698
KUWAIT 0.2%
Common Stocks 0.2%
National Bank of Kuwait	6,064	21
Total Kuwait (Cost $20)		21
MALAYSIA 0.1%
Common Stocks 0.1%
CIMB Group Holdings	10,500	16
Total Malaysia (Cost $17)		16
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico SAB de CV, Series B	2,754	17
Wal-Mart de Mexico SAB de CV	3,709	11
Total Mexico (Cost $28)		28
NETHERLANDS 3.3%
Common Stocks 3.3%
ABN AMRO Bank, CVA	782	23
Adyen (1)	15	26
AerCap Holdings (USD)	124	13
ASM International	30	15
ASML Holding	174	121
CVC Capital Partners	600	11
DSM-Firmenich	84	8
Heineken Holding	375	25
ING Groep, CVA	1,856	43
Koninklijke	2,777	12
Koninklijke Ahold Delhaize	520	21
Prosus	564	32
Universal Music Group	703	20
Total Netherlands (Cost $397)		370
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank	1,284	32
Total Norway (Cost $34)		32
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)	64	15
Total Peru (Cost $14)		15

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PHILIPPINES 0.4%
Common Stocks 0.4%
BDO Unibank	8,610	21
International Container Terminal Services	3,710	28
Total Philippines (Cost $52)		49
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki	314	17
Total Poland (Cost $18)		17
PORTUGAL 0.4%
Common Stocks 0.4%
Galp Energia SGPS	1,641	31
Jeronimo Martins	426	11
Total Portugal (Cost $40)		42
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank	4,061	21
Total Qatar (Cost $19)		21
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Al Rajhi Bank	1,458	37
Saudi Arabian Oil	3,597	23
Saudi National Bank	2,776	28
Total Saudi Arabia (Cost $86)		88
SINGAPORE 1.7%
Common Stocks 1.7%
CapitaLand Integrated Commercial Trust	10,000	17
DBS Group Holdings	1,100	40
Oversea-Chinese Banking	1,000	13
Sea, ADR (USD) (1)	258	40
Seatrium	15,900	28
Singapore Telecommunications	7,000	21
Trip.com Group, ADR (USD)	311	19
United Overseas Bank	600	17
Total Singapore (Cost $190)		195
SOUTH AFRICA 0.7%
Common Stocks 0.7%
Anglogold Ashanti	149	7
Capitec Bank Holdings	83	16
FirstRand	3,624	15
Gold Fields	709	17

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Naspers, Class N	89	28
Total South Africa (Cost $84)		83
SOUTH KOREA 3.3%
Common Stocks 3.3%
HD Hyundai Marine Solution	268	39
KB Financial Group, ADR (USD)	261	21
LG Chem	152	33
Samsung Electronics, GDR (USD)	120	150
Samsung Heavy Industries (1)	1,285	18
SK Hynix	363	70
SK Square (1)	365	39
Total South Korea (Cost $361)		370
SPAIN 1.4%
Common Stocks 1.4%
Amadeus IT Group, Class A	266	21
Banco Bilbao Vizcaya Argentaria	702	12
Banco Santander	3,890	34
Cellnex Telecom (1)	320	11
Iberdrola	2,784	49
Industria de Diseno Textil	401	19
Redeia	537	10
Total Spain (Cost $160)		156
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, Class B	422	14
Atlas Copco, Class A	1,818	28
EQT	352	12
Essity Aktiebolag, Class B	439	11
Investor, Class B	591	17
Saab, Class B	236	13
Sandvik	672	16
Skandinaviska Enskilda Banken, Class A	792	14
Spotify Technology (USD) (1)	70	44
Telefonaktiebolaget LM Ericsson, Class B	1,757	13
Volvo, Class B	612	17
Total Sweden (Cost $206)		199
SWITZERLAND 5.2%
Common Stocks 5.2%
ABB	588	38
Alcon	351	31
Amrize (1)	176	9
Cie Financiere Richemont, Class A	261	43
Galderma Group	87	14
Givaudan	3	13

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Holcim	205	16
Julius Baer Group	205	14
Lonza Group	22	15
Nestle	1,000	87
Novartis	723	82
Partners Group Holding	23	31
Roche Holding	270	84
Sika	44	10
Sonova Holding	69	19
UBS Group	1,056	39
Zurich Insurance Group	54	37
Total Switzerland (Cost $598)		582
TAIWAN 5.6%
Common Stocks 5.6%
Chunghwa Telecom, ADR (USD)	318	14
CTBC Financial Holding	9,000	12
Delta Electronics	2,000	38
E.Sun Financial Holding	11,110	12
Elite Material	1,000	37
Hon Hai Precision Industry, GDR (USD)	3,254	38
MediaTek	1,000	45
Taiwan Semiconductor Manufacturing	7,000	269
Taiwan Semiconductor Manufacturing, ADR (USD)	682	165
Total Taiwan (Cost $594)		630
THAILAND 0.1%
Common Stocks 0.1%
Siam Cement PCL	2,400	15
Total Thailand (Cost $13)		15
UNITED ARAB EMIRATES 0.3%
Common Stocks 0.3%
Abu Dhabi Commercial Bank PJSC	3,386	15
Emaar Properties PJSC	4,087	17
Total United Arab Emirates (Cost $32)		32
UNITED KINGDOM 10.8%
Common Stocks 10.8%
3i Group	406	22
Admiral Group	701	32
Anglo American	410	12
Ashtead Group	188	13
AstraZeneca	698	102
Auto Trader Group	1,117	12
Aviva	5,785	49
BAE Systems	1,353	32
Barclays	10,806	53

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
BP	6,110	33
British American Tobacco	442	24
BT Group	7,056	19
Compass Group	939	33
Diageo	646	16
Experian	478	25
Glencore (1)	3,880	16
GSK	1,402	26
Haleon	2,041	10
Hiscox	920	16
HSBC Holdings	4,046	49
Imperial Brands	878	34
Informa	1,981	23
Lloyds Banking Group	39,126	40
London Stock Exchange Group	244	30
National Grid	3,008	42
Reckitt Benckiser Group	167	12
RELX	1,060	55
Rio Tinto	591	35
Rolls-Royce Holdings	4,627	66
Segro	1,331	11
Shell	2,957	106
SSE	710	17
Standard Chartered	2,226	40
Tesco	2,889	16
Unilever	1,418	82
Wise, Class A (1)	961	13
Total United Kingdom (Cost $1,208)		1,216
UNITED STATES 0.3%
Common Stocks 0.3%
Coupang (1)	519	15
ResMed	89	24
Total United States (Cost $38)		39
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.25% (3)	48,506	49
Total Short-Term Investments (Cost $49)		49
Total Investments 99.9% of Net Assets (Cost $11,294)		$11,259
Other Assets Less Liabilities 0.1%		10
Net Assets 100.0%		$11,269

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

(1)	Non-income producing.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $43 and represents 0.4% of net assets.
(3)	Seven-day yield

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$705	$10,252	$—	$10,957
Exchange-Traded Funds	237	—	—	237
Preferred Stocks	—	16	—	16
Short-Term Investments	49	—	—	49
Total	$991	$10,268	$—	$11,259
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1196-054Q3
07/25